Debt (United States Credit Facilities) (Details) (USD $)							0 Months Ended	1 Months Ended			12 Months Ended				0 Months Ended	1 Months Ended					0 Months Ended					6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Capital Lease Obligations [Member]	Dec. 31, 2012 Minimum [Member] Capital Lease Obligations [Member]	Dec. 31, 2012 Maximum [Member] Capital Lease Obligations [Member]	Jun. 28, 2013 United States Credit Facilities [Member]	Jan. 31, 2012 United States Credit Facilities [Member]	Nov. 30, 2011 United States Credit Facilities [Member]	Jan. 31, 2008 United States Credit Facilities [Member]	Dec. 31, 2012 United States Credit Facilities [Member]	Jun. 30, 2013 United States Credit Facilities [Member]	Oct. 31, 2012 United States Credit Facilities [Member] Minimum [Member]	Oct. 31, 2012 United States Credit Facilities [Member] Maximum [Member]	Jun. 28, 2013 Term Credit Facility [Member]	Jan. 31, 2008 Term Credit Facility [Member]	Jan. 31, 2012 Term Credit Facility [Member]	Nov. 30, 2011 Term Credit Facility [Member]	Oct. 31, 2012 Term Credit Facility [Member] Minimum [Member]	Oct. 31, 2012 Term Credit Facility [Member] Maximum [Member]	Jun. 28, 2013 Term Credit Facility [Member] June 30, 2013 to December 31, 2013 [Member]	Jun. 28, 2013 Term Credit Facility [Member] January 1, 2014 to March 31, 2014 [Member]	Jun. 28, 2013 Term Credit Facility [Member] April 1, 2014 to June 30, 2014 [Member]	Jun. 28, 2013 Term Credit Facility [Member] July 1, 2014 to September 30, 2014 [Member]	Jun. 28, 2013 Term Credit Facility [Member] October 1, 2014 to December 31, 2014 [Member]	Jun. 30, 2013 GE CF Mexico Term Loan Agreement [Member]	Dec. 31, 2012 GE CF Mexico Term Loan Agreement [Member]	Jul. 25, 2012 GE CF Mexico Term Loan Agreement [Member]	Jun. 28, 2013 London Interbank Offered Rate L I B O R [Member] United States Credit Facilities [Member]	Jun. 28, 2013 London Interbank Offered Rate L I B O R [Member] Term Credit Facility [Member]	Jun. 28, 2013 Prime Rate [Member] United States Credit Facilities [Member]	Jun. 28, 2013 Prime Rate [Member] Term Credit Facility [Member]
Line of Credit Facility [Line Items]
Term credit interest rate (in percent)									6.00%	6.50%						7.27%
Expiration date									Oct. 31, 2012
Maximum credit facilities amount borrowed									$ 6,000,000		$ 1,650,000							$ 6,000,000										$ 1,650,000
Debt to capitalization (in percent)															50
Additional term loan repayment								750,000	250,000
Interest rate spread									2.00%				2.25%	3.50%			6.00%	2.00%	2.25%	3.50%									2.25%	2.50%	1.00%	1.25%
Debt instrument amortization period									5 years
Credit facilities amount outstanding							10,000,000				4,900,000	5,500,000			6,000,000
Minimum Fixed Coverage Ratio																					1.25	1.35
Total long-term debt and capital lease obligations	8,477,000	9,795,000	9,015,000	3,000
EBITDA benchmark ratio																					5.25	5.00	4.50	4.00	3.75
Percentage of ownership in subsidiary per agreement as collateral															65.00%
Percentage of term Loan non refundable commission											1.00%															1.00%
Standby fee percentage							0.625%
Term loan pledge of cash (in percent)											10.00%															10.00%
Rate of interest of debt instrument (in percent)					0.00%	18.80%					6.93%	6.93%
Term loan frequency of periodic payment																										60	60
Term Loan Increments											$ 100,000															$ 100,000